Note 9 - Collaboration and Device Development Payable - Significant Input Assumptions of Warrant Valuation (Details) - Series E Warrants [Member]	Dec. 07, 2018
Measurement Input, Price Volatility [Member]
Measurement input	1.03
Measurement Input, Expected Term [Member]
Measurement input	5
Measurement Input, Risk Free Interest Rate [Member]
Measurement input	0.027